Condensed consolidated statement of changes in equity - USD ($) $ in Millions	Share Capital	Share Premium account	Other reserves	Retained earnings	Total attributable to owners of the parent	Non-controlling interests.	Total
Equity at beginning of period at Dec. 31, 2021	$ 387	$ 35,126	$ 2,045	$ 1,710	$ 39,268	$ 19	$ 39,287
Profit for the period				746	746	2	748
Other comprehensive income (loss)				(713)	(713)	(2)	(715)
Transfer to other reserves			23	(23)
Dividends				(3,046)	(3,046)		(3,046)
Issue of Ordinary Shares		8			8		8
Share-based payments charge for the period				346	346		346
Settlement of share plan awards				(677)	(677)		(677)
Net movement		8	23	(3,367)	(3,336)		(3,336)
Equity at end of period at Jun. 30, 2022	387	35,134	2,068	(1,657)	35,932	19	35,951
Equity at beginning of period at Dec. 31, 2022	387	35,155	2,069	(574)	37,037	21	37,058
Profit for the period				3,621	3,621	3	3,624
Other comprehensive income (loss)				31	31		31
Transfer to other reserves			7	(7)
Dividends				(3,047)	(3,047)		(3,047)
Issue of Ordinary Shares		8			8		8
Share-based payments charge for the period				274	274		274
Settlement of share plan awards				(532)	(532)		(532)
Net movement		8	7	340	355	3	358
Equity at end of period at Jun. 30, 2023	$ 387	$ 35,163	$ 2,076	$ (234)	$ 37,392	$ 24	$ 37,416	[1]

[1]	The Condensed consolidated statement of financial position as at 30 June 2023 and 30 June 2022 have been reviewed by PricewaterhouseCoopers LLP. The Condensed consolidated statement of financial position as at 31 December 2022 has been audited by PricewaterhouseCoopers LLP.